Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating activities:
Net loss	$ (11,080,380)	$ (8,266,576)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization and depreciation	3,224	5,814
Non-cash lease expense	114,602	120,871
Share-based compensation	587,583	329,815
Issuance of common stock to vendors for services	76,600	15,800
Change in fair value of convertible debt		(260,933)
Change in operating assets and liabilities:
Contracts and grants receivable		171,254
Prepaid expenses and other current assets	10,958	(39,255)
Research and development incentives receivable		48,643
Operating lease liability	(114,322)	(121,765)
Accounts payable and accrued expenses	(16,501)	(492,613)
Accrued compensation	151,683	85,327
Net cash flows from operating activities	(10,266,553)	(8,403,618)
Investing activities:
Purchases of furniture and equipment	(5,883)
Net cash flows from investing activities	(5,883)
Financing activities:
Proceeds from issuance of common stock pursuant to At Market Issuance Sales Agreement	4,666,421	1,071,559
Proceeds from issuance of common stock and pre-funded warrants	7,498,522	4,741,400
Proceeds from the exercise of warrants	305,241	4,450,172
Issuance costs associated with warrant inducement		(374,774)
Convertible debt repayments	(1,372,873)	(1,372,872)
Net cash flows from financing activities	10,389,075	7,762,089
Effect of exchange rate on cash and cash equivalents		14,885
Net increase (decrease) in cash and cash equivalents	116,639	(626,644)
Cash and cash equivalents at beginning of year	7,819,514	8,446,158
Cash and cash equivalents at end of year	7,936,153	7,819,514
Supplemental information:
Cash paid for state income taxes	122,155	42,162
Cash paid for interest	35,044	227,735
Cash paid for lease liabilities:
Operating lease	139,500	136,917
Non-cash investing and financing activities:
Pontifax conversion of portion of debt principal into common stock		254,256
Right-of-use assets obtained in exchange for lease liabilities	360,604
Deferred issuance cost reclassified to additional paid-in capital	103,847	250,698
Offering costs included in accounts payable and accrued expenses	67,850
Warrant modification - incremental value		7,177,683
At Market Issuance Sales Agreement
Financing activities:
Stock issuance costs associated		(128,331)
Public Offering
Financing activities:
Stock issuance costs associated	$ (708,236)	$ (625,065)